Related Party Transactions - Summary of Transactions with Tower Company (Detail) - China Tower Corporation Limited [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
The Group's Tower Assets Disposal			¥ 54,658
Interest income from Cash Consideration	¥ 755	¥ 809	120
Operating lease and other service charges	16,524	14,887	2,926
Income from engineering design and construction services	¥ 267	¥ 151	¥ 50